Financial Risk (Details 24) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Assets
Cash and due from banks	$ 1,178,170	$ 1,745,652
Loans	5,892,997	5,778,424
Total assets	7,249,666	7,609,185	$ 6,267,747
Liabilities
Borrowings and debt	(3,138,310)	(3,518,446)	(2,211,567)	$ (3,246,813)
Total liabilities	$ (6,233,499)	(6,615,595)	$ (5,224,935)
Foreign exchange risk
Exposure to currency risk
Exchange rate	0.00
Assets
Cash and due from banks	$ 4,630	919
Loans	473,729	173,953
Total assets	478,359	174,872
Liabilities
Borrowings and debt	(478,038)	(173,577)
Total liabilities	(478,038)	(173,577)
Net currency position	$ 321	$ 1,295
Brazilian Real | Foreign exchange risk
Exposure to currency risk
Exchange rate	4.02	3.87
Assets
Cash and due from banks	$ 274	$ 291
Loans	0	0
Total assets	274	291
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 274	$ 291
European Euro | Foreign exchange risk
Exposure to currency risk
Exchange rate	1.12	1.14
Assets
Cash and due from banks	$ 17	$ 16
Loans	0	0
Total assets	17	16
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 17	$ 16
Japanese Yen | Foreign exchange risk
Exposure to currency risk
Exchange rate	108.67	109.98
Assets
Cash and due from banks	$ 4	$ 1
Loans	0	0
Total assets	4	1
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 4	$ 1
Colombian Peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	3,287.50	3,253.00
Assets
Cash and due from banks	$ 34	$ 62
Loans	0	0
Total assets	34	62
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 34	$ 62
Mexican Peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	18.88	19.66
Assets
Cash and due from banks	$ 4,243	$ 505
Loans	473,729	173,953
Total assets	477,972	174,458
Liabilities
Borrowings and debt	(478,038)	(173,577)
Total liabilities	(478,038)	(173,577)
Net currency position	$ (66)	881
Other Currencies | Foreign exchange risk
Exposure to currency risk
Exchange rate	0.00
Assets
Cash and due from banks	$ 58	44
Loans	0	0
Total assets	58	44
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 58	$ 44